Condensed Financial Information (Parent Company Only) (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Affiliate	Dec. 31, 2011
Condensed Financial Information (Parent Company Only) (Textual)
Number of affiliates whose transaction offset in the Parent Company financial statements	2
Related party transaction, amounts of transaction		$ 0.31
Reduction in income due to transfer of asset between two affiliates	$ 0.14